Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
21.	Commitments and Contingencies
(a)	Purchase commitments

As of December 31, 2019, the Group’s commitments related to purchase of property and equipment contracted but not yet reflected in the consolidated financial statement was $692 which is expected to be incurred within one year.

(b)	Contingencies

The Group is a party to or assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (Note 18).